Financing Receivables by Aging Category (Detail) (Financial Services, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current and up to 30 days past due	$ 8,270.5	$ 7,179.5
31 - 60 days past due	17.8	23.6
Greater than 60 days past due	28.0	84.6
Financing Receivables	8,316.3	7,287.7
Dealer wholesale financing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current and up to 30 days past due	1,537.0	1,498.7
31 - 60 days past due	0.5	0.5
Greater than 60 days past due	3.5	17.8
Financing Receivables	1,541.0	1,517.0
Retail | Fleet
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current and up to 30 days past due	3,934.8	3,095.4
31 - 60 days past due	9.4	11.2
Greater than 60 days past due	12.4	49.7
Financing Receivables	3,956.6	3,156.3
Retail | Owner/Operator
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current and up to 30 days past due	1,369.0	1,365.2
31 - 60 days past due	7.9	11.9
Greater than 60 days past due	12.1	17.1
Financing Receivables	1,389.0	1,394.2
Retail | Dealer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current and up to 30 days past due	1,429.7	1,220.2
Financing Receivables	$ 1,429.7	$ 1,220.2